Segment Reporting - Schedule of Segment Performance (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Segments
Disclosure Of Operating Segments [Line Items]
Other income	$ 1,202,548	$ 391,669
Interest income	930,622	248,500
Total income	4,873,649	4,560,064
Segment net loss before tax	(28,710,957)	(28,098,747)
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Other income	467,803	19,305
Total income	467,803	19,305
Segment net loss before tax	(18,637,682)	(17,571,042)
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Other income	734,745	372,364
Total income	3,475,224	4,292,259
Segment net loss before tax	(4,922,123)	(4,753,017)
Unallocated
Disclosure Of Operating Segments [Line Items]
Interest income	930,622	248,500
Total income	930,622	248,500
Segment net loss before tax	(5,151,152)	(5,774,688)
Hardware sales | Operating Segments
Disclosure Of Operating Segments [Line Items]
Segment revenue	670,344	1,411,867
Hardware sales | Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	670,344	1,411,867
Consulting sales | Operating Segments
Disclosure Of Operating Segments [Line Items]
Segment revenue	2,070,135	2,508,028
Consulting sales | Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	$ 2,070,135	$ 2,508,028